Income tax (“IR”) and social contribution (“CSL”) (Details Narrative) - I R P J And C S L [Member]	9 Months Ended
Sep. 30, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Tax credit	R$ 473,000,000
Increased tax Recoverable	137,000,000
Decreased in income tax	31,000,000
Deferred tax liabilities	R$ 305,000,000